Personnel (Tables)	12 Months Ended
Dec. 31, 2025
Personnel
Disclosure of information about staff cost

	2023 GBPm	2024 GBPm	2025 GBPm
Staff costs
Wages and salaries	2,636	2,630	2,679
Social security costs	274	280	288
Pensions	142	144	145
Share based remuneration	56	66	63
Total staff costs	3,108	3,120	3,175

Disclosure of detailed information about number of people employed

NUMBER OF PEOPLE EMPLOYED: FULL-TIME EQUIVALENTS*	At 31 December			Average during the year
	Restated	Restated		Restated	Restated
	2023	2024	2025	2023	2024	2025
Reported segment
Risk	11,100	11,000	11,800	10,900	11,000	11,400
Scientific, Technical & Medical	9,400	9,600	9,700	9,500	9,500	9,700
Legal	11,500	11,600	11,900	11,600	11,600	11,800
Exhibitions	3,500	3,300	3,400	3,500	3,500	3,300
Print & print-related activities	400	300	200	400	300	200
Sub-total	35,900	35,800	37,000	35,900	35,900	36,400
Corporate/shared functions	600	600	600	600	600	600
Total	36,500	36,400	37,600	36,500	36,500	37,000
Geographical location
North America	14,600	14,200	14,200	14,700	14,500	14,300
Europe	10,000	9,300	9,200	9,900	9,600	9,200
Rest of world	11,900	12,900	14,200	11,900	12,400	13,500
Total	36,500	36,400	37,600	36,500	36,500	37,000

* Reported to the nearest 100.

Refer to note 1 for further details of the restated numbers disclosed.